FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INVESTMENTS
FINANCIAL INVESTMENTS

NOTE 4 - FINANCIAL INVESTMENTS

	2021	2020

Financial assets measured at fair value through profit or loss
- Investment funds (*)	1,024,437	—
Financial assets carried at amortised cost
- Time deposits (**)	133,615	—
	1,158,052	—
(*)	Financial assets measured at fair value through profit or loss consists of investment funds which include government and private sector debt instruments.

(**) The interest rate of time deposit denominated in USD at 31 December 2021 is 1% (2020: None) per annum and its maturity is five months (2020: None).

The movements of financial assets measured at fair value through profit or loss are as follows:

Beginning of the period - 1 January 2021	—
Purchase of financial investments	792,840
Change in fair value recognized in the statement of comprehensive loss (Note 19)	(40,250)
Foreign exchange gains	271,847
31 December 2021	1,024,437

The movements of financial assets carried at amortised cost are as follows:

Beginning of the period - 1 January 2021	—
Purchase of financial investments	89,367
Foreign exchange gains	43,923
Interest accrual	325
31 December 2021	133,615